                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: DECEMBER 31 2011

Check here if Amendment [_]; Amendment Number:
                                               --------

   This Amendment (Check only one.): [X] is a restatement.
                                     [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Heathbridge Capital Management Ltd
Address: 141 Adelaide Street West, Suite 260
         Toronto, Ontario M5H 3L5

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Richard M. Tattersall
Title: Vice-President
Phone: 416 360-3900

Signature, Place, and Date of Signing:


         /s/ Richard M. Tattersall           Toronto, Ontario   February 7 2012
------------------------------------------   ----------------   ---------------
               [Signature]                     [City, State]         [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).

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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
Form 13F Information Table Entry Total:         27
Form 13F Information Table Value Total:   $201,656
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

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DECEMBER 31 2011

                                                        Market Value in USD$$            Shares Investment   Other      Voting
Securities                     Title of Class   Cusip       Value (x$1000)      Shares    SH/PH Discretion Managers Authority Sole
----------                     -------------- --------- --------------------- ---------- ------ ---------- -------- --------------
AUTOMATIC DATA PROCESSING INC. COM             53015103    $ 10,985,634.00    203,400.00 SH     SOLE       na         203,400.00
COMCAST CORP                   COM            20030N101    $ 15,209,965.00    641,500.00 SH     SOLE       na         641,500.00
CONOCOPHILLIPS                 COM            20825C104    $    342,489.00      4,700.00 SH     SOLE       na           4,700.00
EXELON CORP.                   COM            30161N101    $ 12,079,629.25    278,525.00 SH     SOLE       na         278,525.00
GOLDCORP INC                   COM            380956409    $  6,046,887.30    136,600.00 SH     SOLE       na         136,600.00
HUDBAY MINERALS INC.           COM            443628102    $  7,279,592.68    733,200.00 SH     SOLE       na         733,200.00
KANSAS CITY SOUTHERN           COM NEW        485170302    $    353,652.00      5,200.00 SH     SOLE       na           5,200.00
LIFE TECHNOLOGIES CORP.        COM            53217V109    $ 11,548,488.00    296,800.00 SH     SOLE       na         296,800.00
MAGNA INTERNATIONAL            COM            559222401    $ 13,137,056.69    394,614.00 SH     SOLE       na         394,614.00
MANULIFE FINANCIAL CORP.       COM            56501R106    $  9,919,362.58    933,700.00 SH     SOLE       na         933,700.00
MITSUBISHI UFJ FINANCIAL GROUP
   INC ADS                     SPONSORED ADR  606822104    $  3,984,899.50    951,050.00 SH     SOLE       na         951,050.00
MONSANTO COMPANY               COM            61166W101    $    700,700.00     10,000.00 SH     SOLE       na          10,000.00
PFIZER INC.                    COM            717081103    $  1,116,624.00     51,600.00 SH     SOLE       na          51,600.00
ROYAL BANK OF CANADA           COM            780087102    $    593,548.18     11,662.00 SH     SOLE       na          11,662.00
SUN LIFE FINANCIAL INC.        COM            866796105    $    666,209.73     36,000.00 SH     SOLE       na          36,000.00
SUNCOR ENERGY INC COM          COM            867224107    $  9,417,134.32    327,356.00 SH     SOLE       na         327,356.00
SYNGENTA AG-ADR                SPONSORED ADR  87160A100    $    353,640.00      6,000.00 SH     SOLE       na           6,000.00
TELUS CORP - NV                NON-VTG SHS    87971M202    $ 11,935,948.30    223,100.00 SH     SOLE       na                 --
TEXAS INSTRUMENTS INC.         COM            882508104    $ 14,869,388.00    510,800.00 SH     SOLE       na         510,800.00
THOMSON REUTERS CORP.          COM            884903105    $ 12,983,774.85    486,975.00 SH     SOLE       na         486,975.00
TIM HORTONS INC.               COM            88706M103    $ 13,416,563.20    277,600.00 SH     SOLE       na         277,600.00
TIME WARNER CABLE INC.         COM            887317303    $    203,424.00      3,200.00 SH     SOLE       na           3,200.00
TORONTO DOMINION BANK          COM NEW        891160509    $ 16,210,635.24    217,013.00 SH     SOLE       na         217,013.00
TRANSCANADA CORP.              COM            89353D107    $ 11,846,471.16    271,700.00 SH     SOLE       na         271,700.00
U.S. BANCORP                   COM NEW        902973304    $  1,149,625.00     42,500.00 SH     SOLE       na          42,500.00
WADDELL & REED FINANCIAL       CL A           930059100    $    294,763.00     11,900.00 SH     SOLE       na          11,900.00
WELLS FARGO CORP               COM            949746101    $ 15,009,920.12    544,627.00 SH     SOLE       na         544,627.00

                            27

                                                           $201,656,025.09

                                                           $    201,656.00